Investment Objectives and Goals	Oct. 31, 2025
Disciplined U.S. Equity Portfolio (Advisor Shares) | Disciplined U.S. Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined U.S. Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Disciplined U.S. Growth Equity Portfolio (Advisor Shares) | Disciplined U.S. Growth Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined U.S. Growth Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Disciplined U.S. Value Equity Portfolio | Disciplined U.S. Value Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined U.S. Value Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Disciplined U.S. Small Cap Equity Portfolio (Advisor Shares) | Disciplined U.S. Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined U.S. Small Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Disciplined International Equity Portfolio (Advisor Shares) | Disciplined International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Energy Resilience Portfolio (Advisor Shares) | Energy Resilience Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Energy Resilience Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
SMID Core Equity Portfolio (Advisor Shares) | SMID Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SMID Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation consistent with reasonable risk to principal.
Long/Short Equity Portfolio (Advisor Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Long/Short Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Absolute return consistent with reasonable risk to principal.
Total Market Plus Equity Portfolio (Advisor Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Total Market Plus Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation consistent with reasonable risk to principal.
Strategic Equity Portfolio | Strategic Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Strategic Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Equity Income Portfolio | Equity Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Equity Income Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	A high level of current income and long-term growth of capital consistent with reasonable risk to principal.
Small Cap Equity Portfolio (Advisor Shares) | Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation consistent with reasonable risk to principal.
Secured Options Portfolio (Advisor Shares) | Secured Options Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Secured Options Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Global Secured Options Portfolio (Advisor Shares) | Global Secured Options Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Secured Options Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Disciplined U.S. Equity Portfolio (Institutional Shares) | Disciplined U.S. Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined U.S. Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Disciplined U.S. Growth Equity Portfolio (Institutional Shares) | Disciplined U.S. Growth Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined U.S. Growth Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Disciplined U.S. Small Cap Equity Portfolio (Institutional Shares) | Disciplined U.S. Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined U.S. Small Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Disciplined International Equity Portfolio (Institutional Shares) | Disciplined International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Disciplined International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
Energy Resilience Portfolio (Institutional Shares) | Energy Resilience Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Energy Resilience Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term total return consistent with reasonable risk to principal.
SMID Core Equity Portfolio (Institutional Shares) | SMID Core Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	SMID Core Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation consistent with reasonable risk to principal.
Long/Short Equity Portfolio (Institutional Shares) | Long/Short Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Long/Short Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Absolute return consistent with reasonable risk to principal.
Total Market Plus Equity Portfolio (Institutional Shares) | Total Market Plus Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Total Market Plus Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation consistent with reasonable risk to principal.
Small Cap Equity Portfolio (Institutional Shares) | Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation consistent with reasonable risk to principal.
Secured Options Portfolio (Institutional Shares) | Secured Options Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Secured Options Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Global Secured Options Portfolio (Institutional Shares) | Global Secured Options Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Global Secured Options Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.